CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of movement of Preferred Shares issued (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Nov. 30, 2023	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding	202,699,487								202,699,487
Accretion of Preferred Shares								$ 72,554
Modification of Preferred Shares		$ 261,500					$ 828	261,472
Conversion of Preferred Shares	$ (1,695,300)							$ (1,695,304)
Carrying Amount						$ 1,257,497			$ 1,361,278
Adjustment to additional paid in capital due to repurchase									$ 4,646
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						34,717,760		0	34,362,468
Original Issue Price per Share									$ 0.4323
Accretion of Preferred Shares								$ 693
Conversion of Preferred Shares								(15,357)
Carrying Amount						$ 14,818			$ 14,664
Shares repurchased					355,292
Fair value of shares repurchased					$ 4,800
Reduction in temporary equity due to repurchase					200
Adjustment to additional paid in capital due to repurchase					$ 4,600
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						44,758,365			44,758,365
Original Issue Price per Share									$ 1.7319
Accretion of Preferred Shares								4,180
Conversion of Preferred Shares								(81,020)
Carrying Amount						$ 76,840			$ 76,840
Series B+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding									27,428,047
Original Issue Price per Share									$ 3.6673
Accretion of Preferred Shares								5,423
Conversion of Preferred Shares								(112,558)
Carrying Amount						$ 107,135			$ 107,135
Series B2 Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						10,478,885			10,478,885
Original Issue Price per Share									$ 6.5196
Accretion of Preferred Shares								3,684
Conversion of Preferred Shares								(71,822)
Carrying Amount						$ 68,138			$ 68,138
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						57,896,414			57,896,414
Original Issue Price per Share									$ 9.422
Accretion of Preferred Shares								29,412
Conversion of Preferred Shares								$ (588,499)
Carrying Amount						$ 559,087			$ 559,087
Series C+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						16,161,021		0	16,161,021
Original Issue Price per Share									$ 15.4687
Accretion of Preferred Shares								$ 13,479
Modification of Preferred Shares								119,430
Conversion of Preferred Shares								$ (382,793)
Carrying Amount						$ 249,884			$ 249,884
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding						7,453,371		0	11,614,287
Original Issue Price per Share									$ 25.0446
Accretion of Preferred Shares								$ 15,683
Modification of Preferred Shares								142,042
Conversion of Preferred Shares								$ (443,255)
Carrying Amount						$ 181,595			$ 285,530
Shares issued upon exercise of warrants				168,039		199,644
Shares issued			3,992,877